Related Party Transactions (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	$ 17,626,688		$ 5,419,758
Investees of Affiliates of Juzhou
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	1,311,546
Investees of Juzhou
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	14,193,044		5,419,758
Additional prepaid carried interest	0		$ 3,256,366
Investees of Jupeng
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	1,028,426
Investees of Yidezeng
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	26,587
Investees of Yidezhen
Related Party Transaction
Deferred revenue from related parties including prepaid carried interest	1,067,085
SINA Hong Kong
Related Party Transaction
Amounts due to related party	5,280,000
Ordinary shares | Private placement | SINA Hong Kong
Related Party Transaction
Shares issued		2,880,000
Percentage of total outstanding share capital of the reporting entity		1.50%
Shares issued, price per share		$ 1.83
Proceeds from issuance of ordinary stock	$ 5,280,000